SHARE CAPITAL	12 Months Ended
Dec. 31, 2014
SHARE CAPITAL [Abstract]
SHARE CAPITAL
SHARE CAPITAL

Authorized share capital:
(in thousands of $ except per share amount)	2014	2013
200 million common shares of $0.01 par value (2013: 50 million common shares)	2,000	500

Issued and fully paid share capital:
(in thousands of $ except per share amount)	2014	2013
80,121,550 common shares of $0.01 par value (2013: 30,472,061 common shares)	801	305

The Company's common shares are listed on the NASDAQ Global Select Market and the Oslo Stock Exchange.

In May 2012, 11,301 common shares were issued as partial settlement of the first tranche of the RSUs granted in December 2010.

In January 2013, 35,061 common shares were issued as partial settlement of the first and second tranche of RSUs granted in December 2012 and December 2011, respectively.

In October 2013, 6,000,000 common shares were issued at $9.00 per share through a public offering and net proceeds of $51.2 million were received.

In February 2014, 49,489 common shares were issued as settlement of the third, second and first tranches of the RSUs granted in December 2010, December 2011 and January 2013, respectively.

In April 2014, 15,500,000 and 3,100,000 common shares were issued to Frontline 2012 and Hemen (on behalf of Karpasia), respectively, in connection with the acquisition of five Capesize dry bulk newbuildings and one 2013-built Capesize dry bulk carrier, Bulk China (renamed KSL China). These shares were recorded at a price of $12.54 per share being the closing share price on the date of issuance.

In September 2014, 31,000,000 common shares were issued to Frontline 2012 in connection with the acquisition of thirteen Capesize dry bulk newbuildings. These shares were recorded at a price of $11.51 per share being the closing share price on the date of issuance.

In June 2014, at a special general meeting of the shareholders, the Company's authorized share capital was increased from $500,000 divided into 50,000,000 common shares of $0.01 par value to $2,000,000 divided into 200,000,000 common shares of $0.01 par value.